Income Taxes - Schedule of Components of Deferred Tax Liabilities (Details) - Successor [Member] - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Intangible asset acquired in acquisition	$ 40,920	$ 46,200
Total deferred tax liability	$ 40,920	$ 46,200